NOTE PAYABLE	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Note Payable
NOTE PAYABLE
NOTE 3 – NOTE PAYABLE

In relation to the Foundation lease discussed in Note 2 the Company recorded a note payable for an amount for the initial $45,000 due upon signing of lease and the nine (9) future payments due of $45,000 which has been recorded at its present value discounted with an imputed interest rate of 5% for a total note payable of $364,852. At May 31, 2014 the current portion due is $30,458 and long-term portion due is $260,387. The total note payable due at May 31, 2014 is $290,845. The Company has also accrued interest expense of approximately $4,000 as of May 31, 2014 which is included in accrued liabilities.

Future maturities

Year	Principal amount due

2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$290,845

NOTE 5 – NOTE PAYABLE

In relation to the Foundation lease discussed in Note 4 the Company recorded a note payable for an amount for the initial $45,000 due upon signing of lease and the nine (9) future payments due of $45,000 which has been recorded at its present value discounted with an imputed interest rate of 5% for a total note payable of $364,852. At August 31, 2013 the current portion due is $29,007 and long-term portion due is $290,845. The total note payable due at August 31, 2013 is $319,852. The Company has also accrued interest expense of $16,000 as of period end which is included in accrued liabilities.

Future maturities

Year	Principle amount due

2014	$29,007
2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$319,852